SUBSEQUENT EVENTS (Details) $ in Millions, $ in Millions		1 Months Ended
	Feb. 25, 2019 CAD ($)	Feb. 28, 2019 USD ($)	Feb. 25, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Corporate Borrowings				$ 2,340	$ 2,557	$ 9,285
20 MW hydroelectric facility | Non Recourse Borrowings
Disclosure of non-adjusting events after reporting period [line items]
Corporate Borrowings	$ 70		$ 53
Borrowings, interest rate	4.13%		4.13%
Borrowings, maturity	2045
413 MW portfolio of select Canadian hydroelectric
Disclosure of non-adjusting events after reporting period [line items]
Brookfield Renewable entered into an agreement to sell an additional non-controlling, percent		25.00%
Dividend recapitalization		$ 50
Economic Interest retained		50.00%